As filed with the Securities and Exchange Commission on October 31, 2005

1933 Act Registration Number 333-112480

1940 Act Registration Number 811-21503

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

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FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 05	/X/
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/
Amendment No. 06	/X/

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The FBR Funds
 (Exact Name of Registrant as Specified in Charter)
1001 Nineteenth Street North
Arlington, VA 22209
(Address of Principal Office)

Registrant's Telephone Number, Including Area Code: 703.469.1040

William Ginivan
General Counsel
Friedman, Billings, Ramsey Group, Inc.
Potomac Tower
1001 Nineteenth Street North
Arlington, VA  22209
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

___ immediately upon filing pursuant to paragraph (b)
_X_  on November 15, 2005 pursuant to paragraph (b)
___60 days after filing pursuant to paragraph (a)(1)
___on [date]pursuant to paragraph (a)(1)
___75 days after filing pursuant to paragraph (a)(2)
___on [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The FBR Funds
FBR Multi-Cap Fund

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 05 to the Registration Statement for The FBR Funds (the "Registrant") is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 04, which was filed pursuant to Rule 485(a)(1) on August 18, 2005.  Accordingly, the contents of Post-Effective Amendment No. 04, consisting of Part A (the Prospectus for the Multi-Cap Fund), Part B (the Statement of Additional Information), Part C (Other Information) and all Exhibits included in Post-Effective Amendment No. 04, are incorporated by reference in their entirety into this filing.  As stated on the cover page to this filing, this Post-Effective Amendment No. 05 is intended to become effective on November 15, 2005.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Bethesda in the state of Maryland, on the 31st day of October, 2005.

 The FBR Funds

                              By:  /s/ David H. Ellison
                                      David H. Ellison*

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 31st day of October, 2005.

/s/ David H. Ellison *
David H. Ellison    Trustee
October 31, 2005

/s/  F. David Fowler *
F. David Fowler         Trustee
October 31, 2005

/s/ Michael A. Willner *
Michael A. Willner    Trustee
October 31, 2005

/s/ Larry R. Levitan
Larry R. Levitan         Trustee
October 31, 2005

/s/ Charles O. Heller
Charles O. Heller      Trustee
October 31, 2005

* Susan L. Silva, attorney-in-fact pursuant to powers of attorney filed with the Securities Exchange Commission with the initial Registration Statement as filed on February 25, 2004.